Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Capital reserve [member]	Accumulated other comprehensive income [member]	Transactions with non controlling parties [member]	Retained earnings [member]	Treasury shares [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2024	$ 83,120	$ 30,863	$ (549)	$ 927	$ (100,452)		$ (7,065)	$ 6,844
Balance, shares at Dec. 31, 2024	29,590,297
IfrsStatementLineItems [Line Items]
Net loss for the period					(18,937)		(408)	(19,345)
Adjustments arising from translating financial statements of foreign operations			536					536
Net comprehensive profit (loss) for the period			536		(18,937)		(408)	(18,809)
Exercise of options	$ 337							337
Exercise of options, shares	145,999
Exercise of RSUs
Exercise of RSUs, shares	20,000
Exercise of warrants	$ 11,764	(1,269)						10,495
Exercise of warrants, shares	1,407,787
Purchase of treasury stock (note 7(d))
Share based compensation	$ 7,117							7,117
Issuance of shares in January 2025 private placement	$ 27,395							27,395
Issuance of shares in January 2025 private placement, shares	4,748,150
Transactions with non-controlling interests	$ (8,117)						6,267	(1,850)
Share based compensation, shares	5,000
Balance at Jun. 30, 2025	$ 121,617	29,594	(13)	927	(119,389)		(1,206)	31,530
Balance, shares at Jun. 30, 2025	35,917,233
Balance at Dec. 31, 2025	$ 206,953	10,147	(1,872)	927	(138,187)		(1,547)	76,421
Balance, shares at Dec. 31, 2025	43,888,041
IfrsStatementLineItems [Line Items]
Net loss for the period					(15,229)		(388)	(15,617)
Adjustments arising from translating financial statements of foreign operations			2,651					2,651
Net comprehensive profit (loss) for the period			2,651		(15,229)		(388)	(12,966)
Exercise of options	$ 12							12
Exercise of options, shares	4,000
Exercise of RSUs
Exercise of RSUs, shares	930,000
Exercise of warrants	$ 1,522							1,522
Exercise of warrants, shares	252,967
Expiration of warrants	$ 7,093	(7,093)
Purchase of treasury stock (note 7(d))						(5,820)		(5,820)
Share based compensation	3,718							3,718
Balance at Jun. 30, 2026	$ 219,298	$ 3,054	$ 779	$ 927	$ (153,416)	$ (5,820)	$ (1,935)	$ 62,887
Balance, shares at Jun. 30, 2026	45,075,008